SUBSEQUENT EVENTS	3 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23.SUBSEQUENT EVENTS

Subsequent to year-end, the Company announced an at-the-market equity offering program, to offer and sell from time to time up to US$50 million of common shares of the Company in the United States and Canada under the terms of a prospectus supplement, dated January 2, 2026, to the Company’s base shelf prospectus dated November 14, 2025.

Subsequent to year-end, the Company completed the repayment of the Unsecured Credit Facility with Antanas Guoga as described in Note 10. On January 7, 2026, the Company issued 2,300,726 common shares and paid $2,461,777 in cash, funded through the Kamino Facility. On February 14, 2026, the Company paid the final $2,461,777 in USDC from its digital asset treasury, fully discharging the obligation.